Consolidated Condensed Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Cash Flows From Operating Activities:
Net Income	$ 252	$ 168
Depreciation and amortization	127	130
Deferred income taxes	(15)	(9)
Convertible debt discount	(92)	0
Other, net	22	23
Net changes in working capital	67	(122)
Cash Provided by Operating Activities	361	190
Cash Flows From Investing Activities:
Additions to property, plant and equipment	(140)	(157)
Purchases of marketable securities	(10)	(7)
Proceeds from sale of marketable securities	9	8
Other, net	(3)	4
Cash Used for Investing Activities	(144)	(152)
Cash Flows From Financing Activities:
Payments on debt	(379)	(35)
Net proceeds from borrowings	6	24
Purchases of Tyson Class A common stock	(159)	(115)
Dividends	(25)	(53)
Stock options exercised	12	19
Other, net	5	2
Cash Used for Financing Activities	(540)	(158)
Effect of Exchange Rate Changes on Cash	3	0
Increase (Decrease) in Cash and Cash Equivalents	(320)	(120)
Cash and Cash Equivalents at Beginning of Year	1,145	1,071
Cash and Cash Equivalents at End of Period	$ 825	$ 951